SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Apr. 14, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock Outstanding [Member]	Dec. 31, 2014 Scenario, Forecast [Member]
Basis of presentation
Average selling price ("ASP") of polysilicon	21		18			60		22
Average production cost of polysilicon			11					11
Operating loss			$ (200,631,180)	$ (88,517,894)	$ 50,752,147
Cash flow from operations			(16,525,817)	(10,307,234)	44,857,910
Working capital			(207,979,447)
Cash and cash equivalents			7,831,084	6,679,024	92,697,098	203,635,798
Short-term bank borrowings			68,821,014	51,273,360
Proceeds from short-term bank debt		11,200,000
Proceeds from bank acceptance note credit facility		4,800,000
Current portion of long-term debt			50,049,843	69,006,400
Restricted cash
Restricted cash			8,826,110	10,649,745
Inventories
Inventory write-down			29,905,734	14,821,620	14,252,701
Prepaid land use rights
Lease Expenses			781,706	958,558	166,355
Impairment of long-lived assets
Long-lived asset impairment			158,424,827	42,754,481	38,512,376
Impairment charges included in loss from discontinued operations					3,844,799
Revenue recognition
Revenue of other products			32,278,700	19,862,424	36,916,531
Shipping and handling
Shipping and handling costs			1,901,384	1,033,808	1,215,110
Government subsidies
Unrestricted cash government subsidies			5,249,788	9,250,296	11,484,768
Government grants related to assets			1,172,160	1,383,487	25,895,226
Government grants recognized as an offset to depreciation expense			1,454,125	764,528	42,047
Deferred government subsidies			26,954,700	26,472,135	25,853,179
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB			11,436,370	11,589,709
Noncontrolling interest
Noncontrolling interest				138,772,130
Treasury Stock
Share repurchase program, authorized amount				5,000,000
Number of shares repurchased							2,836,670
Value of shares repurchased				$ 500,724			$ 283